Registration Nos. 333-21975
                                                                       811-08057
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 4                     |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                         POST-EFFECTIVE AMENDMENT No. 4                    |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT E
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003
                     (Name and address of agent for service)

                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------


      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |X|   on July 6, 1999 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 1999.

                                  ------------

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT E

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a variable annuity
                                                                                          contract and how does it work?;
                                                                                          Costs and Expenses
Item  4.    Condensed Financial Information........................................     Summary Financial Information About
                                                                                          the Separate Account; Performance
                                                                                          Results
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Investment Options;
                                                                                          Voting Rights
Item  6.    Deductions.............................................................     Expenses; Costs and Expenses;
                                                                                          Distribution of the Contracts
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a variable annuity
                                                                                          contract and how does it work?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Enhanced Death Benefits
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; the Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to get more Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS
July 6, 1999


THE GUARDIAN INVESTOR
RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.


The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. The prospectuses for these Funds are attached.

o     The Guardian Stock Fund, Inc.
o     The Guardian Bond Fund, Inc.
o     The Guardian Cash Fund, Inc.
o     GIAC Funds, Inc.
      -     Baillie Gifford International Fund
      -     Baillie Gifford Emerging Markets Fund
      -     The Guardian Small Cap Stock Fund
o     AIM Variable Insurance Funds, Inc.
      -     AIM V.I. Capital Appreciation Fund
      -     AIM V.I. Global Utilities Fund
      -     AIM V.I. Value Fund
o     Davis Variable Account Fund, Inc.
      -     Davis Financial Portfolio
      -     Davis Real Estate Portfolio
      -     Davis Value Portfolio
o     Fidelity
      -     Fidelity VIP II Contrafund(R) Portfolio
      -     Fidelity VIP Equity-Income Portfolio
      -     Fidelity VIP III Growth Opprtunities Portfolio
      -     Fidelity VIP III Mid Cap Portfolio
o     Gabelli Capital Series Funds, Inc.
      -     Gabelli Capital Asset Fund
o     Janus Aspen Series
      -     Janus Aggressive Growth Portfolio
      -     Janus Capital Appreciation Portfolio
      -     Janus Growth Portfolio
      -     Janus Worldwide Growth Portfolio
o     MFS(R) Variable Insurance Trust(SM)
      -     MFS Emerging Growth Series
      -     MFS Growth With Income Series
      -     MFS New Discovery Series
      -     MFS Research Series
      -     MFS Total Return Series
o     Value Line Strategic Asset Management Trust
o     Value Line Centurion Fund


A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated July 6, 1999, is incorporated by reference into this prospectus.

--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.


The contract is not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     CONTENTS
--------------------------------------------------------------------------------


                            SUMMARY
                            What is a variable annuity contract?  ..........  1
                            -  How your annuity payments are calculated ....  1
                            -  The annuity period ..........................  1
                            -  Other contract features .....................  2
                            -  Expenses ....................................  2
                            -  Deciding to purchase a contract .............  2

                            Expense table ..................................  3

                            Buying a contract ..............................  7
                            -  The application form ........................  7
                            -  Payments ....................................  7

                            The accumulation period ........................  8
                            -  How we allocate your premium payments .......  8
                            -  The Separate Account ........................  8
                            -  Variable investment options .................  9
                            -  Fixed-rate option ........................... 11
                            -  Transfers ................................... 12
                            -  Surrenders and partial withdrawals .......... 14
                            -  Managing your annuity ....................... 15

                            The annuity period ............................. 17
                            -  When annuity payments begin ................. 17
                            -  How your annuity payments are calculated .... 17
                            -  Variable annuity payout options ............. 18
                            -  Fixed-rate annuity payout options ........... 19

                            Other contract features ........................ 20
                            -  Death benefits .............................. 20
                            -  Enhanced death benefits ..................... 21

                            Financial information .......................... 23
                            -  How we calculate unit values ................ 23
                            -  Summary financial information about the
                                 Separate Account .......................... 23
                            -  Contract costs and expenses ................. 28
                            -  Federal tax matters ......................... 30
                            -  Performance results ......................... 35

                            Your rights and responsibilities................ 37

                            Special terms used in this prospectus........... 39

                            Other information............................... 40

--------------------------------------------------------------------------------
     SUMMARY
--------------------------------------------------------------------------------
     WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and a fixed-rate option.


When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

--------------------------------------------------------------------------------
Annuity payments

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.
--------------------------------------------------------------------------------


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 28 investment divisions, corresponding to 28 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under this contract must begin no later than his or her 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

--------------------------------------------------------------------------------
Payout options

Annuity payout options are available on either a variable or fixed-rate basis.
--------------------------------------------------------------------------------

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  1
                                                          ----------------------

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options

      Management fees and other expenses associated with the Funds ranged from 0.52% to 1.49% in 1998. Actual charges will depend on the variable investment options you select.

o     Mortality and expense risk charges

      1.05% annually of the net asset value of your variable investment options.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is 0.20% of the net asset value of your variable investment options.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that varies from 0.5% to 3.5% of premiums paid to the contract.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states.

--------------------------------------------------------------------------------
Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.
--------------------------------------------------------------------------------

Please see Financial information: Summary of financial information about the Separate Account for more information about Separate Account E and unit values.

Please see Special terms used in this prospectus for definitions of key terms.

----------------------
2  P R O S P E C T U S                                             S U M M A R Y
----------------------

--------------------------------------------------------------------------------
     EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge:

The following charges will be assessed on premiums withdrawn that have been in the contract for less than 7 contract years.

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                   percentage(1)
================================================================================
0                                                                          7%
--------------------------------------------------------------------------------
1                                                                          6%
--------------------------------------------------------------------------------
2                                                                          5%
--------------------------------------------------------------------------------
3                                                                          4%
--------------------------------------------------------------------------------
4                                                                          3%
--------------------------------------------------------------------------------
5                                                                          2%
--------------------------------------------------------------------------------
6                                                                          1%
--------------------------------------------------------------------------------
7+                                                          0% and thereafter
================================================================================

The maximum contingent sales charge will be equal to 7% of the lesser of (1) the total of all premium-payments made within 7 contract years (84 months) prior to the date of request for withdrawal or surrender; or (2) the amount withdrawn or surrendered.

--------------------------------------------------------------------------------
Annual Contract Fee:                                                   $35.00(2)
--------------------------------------------------------------------------------

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                                   Contracts           Contracts
                                            without Enhanced       with Enhanced
                                               Death Benefit       Death Benefit
================================================================================

Mortality & Expense Risk Charge                        1.05%               1.05%
--------------------------------------------------------------------------------
Administrative Charge                                  0.20%               0.20%
--------------------------------------------------------------------------------
Enhanced Death Benefit Charge                          0.00%               0.20%
================================================================================
Total                                                  1.25%               1.45%

      Expenses
--------------------------------------------------------------------------------
      The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.


                                                          ----------------------
E X P E N S E   T A B L E                                 P R O S P E C T U S  3
                                                          ----------------------

ANNUAL EXPENSES OF THE FUNDS(3)
(as a percentage of average net assets after expense reimbursements)


                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
The Guardian Cash Fund                           .50%        .03%        .53%
--------------------------------------------------------------------------------
The Guardian Bond Fund                           .50%        .05%        .55%
--------------------------------------------------------------------------------
The Guardian Stock Fund                          .50%        .02%        .52%
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                .75%        .14%        .89%
--------------------------------------------------------------------------------
Baillie Gifford International Fund               .80%        .18%        .98%
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund           1.00%        .49%       1.49%
--------------------------------------------------------------------------------
Value Line Centurion Fund                        .50%        .09%        .59%
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust      .50%        .08%        .58%
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                      1.00%        .12%       1.12%
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               .62%        .05%        .67%
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                   .65%        .46%       1.11%
--------------------------------------------------------------------------------
AIM V.I. Value Fund                              .61%        .05%        .66%
--------------------------------------------------------------------------------
Davis Financial Portfolio(4)                     .75%        .30%       1.05%
--------------------------------------------------------------------------------
Davis Real Estate Portfolio(4)                   .75%        .30%       1.05%
--------------------------------------------------------------------------------
Davis Value Portfolio(4)                         .75%        .30%       1.05%
================================================================================

(1) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in such contract year. For contracts issued in
      Section 1035 exchanges, trustee-to-trustee transfers, in certain IRA transfers or rollovers, or to Charitable Remainder Trusts, this privilege may also be exercised in the first contract year.

(2)   Where required by state law, this fee may be lower.

(3) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1998 except for new Funds, whose expenses are estimated for the year ending December 31, 1999. The percentages for Value Line Centurion Fund and Value Line Strategic Asset Management Trust reflect (as part of "Other Expenses" and "Total Fund Operating Expenses") the effects of expense reimbursement arrangements pursuant to which each of these Funds reimburses GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf.

(4) Because this is the first year of operations for Davis Financial Portfolio, Davis Real Estate Portfolio and Davis Value Portfolio, the amounts shown under "Other expenses" and "Total fund operating expenses" in the table reflect estimated annualized expenses for these Funds' first year of operations.



----------------------
4  P R O S P E C T U S                                 E X P E N S E   T A B L E
----------------------

                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
Fidelity VIP II Contrafund Portfolio(5)          .59%        .07%        .66%
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(5)          .49%        .08%        .57%
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
  Portfolio(5)                                   .59%        .11%        .70%
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio(5)            .59%        .41%       1.00%
--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                .65%        .03%        .75%
--------------------------------------------------------------------------------
Janus Capital Appreciation Portfolio(6)          .70%        .22%        .92%
--------------------------------------------------------------------------------
Janus Growth Portfolio(6)                        .65%        .03%        .68%
--------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio(6)              .65%        .07%        .72%
--------------------------------------------------------------------------------
MFS Emerging Growth Series                       .75%        .10%        .85%
--------------------------------------------------------------------------------
MFS Growth With Income Series                    .75%        .13%        .88%
--------------------------------------------------------------------------------
MFS New Discovery Series(7)                      .90%        .25%       1.17%
--------------------------------------------------------------------------------
MFS Research Series                              .75%        .11%        .86%
--------------------------------------------------------------------------------
MFS Total Return Series                          .75%        .16%        .91%
================================================================================

(5) The expenses shown for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio reflect varying arrangements between these Funds and third parties who have either paid or reduced a portion of the Funds' expenses. The management fees for each of the Funds consist of a group fee rate and an individual fee rate. The fee shown in the table adds these components and multiplies the result by each Fund's average net assets. Please see the Fidelity prospectuses for a complete explanation of the Fund's fees and expenses.

(6) The "Total fund operating expenses" shown for Janus Capital Appreciation Portfolio, Janus Growth Portfolio and Janus Worldwide Growth Portfolio reflect contractual waivers and fee reductions by the Funds' adviser. Fee reductions by the adviser reduce the management fees to the level of the corresponding Janus retail fund. The other waivers are applied first against the management fee and then against "Other expenses". Without these waivers and fee reductions, total expenses for Janus Capital Appreciation Portfolio, Janus Growth Portfolio and Janus Worldwide Growth Portfolio would have been 0.97%, 0.75% and 0.74%, respectively. Janus has agreed to continue these waivers and fee reductions until at least the next annual renewal of the Funds' advisory agreement.

(7) The expenses shown for MFS New Discovery Series reflect an agreement by the Fund's adviser to bear expenses, subject to reimbursement by the Fund, such that the Fund's "Other expenses" will not exceed 0.25% of the Fund's average daily net assets during 1999. The Fund has an expense offset arrangement which reduces the custodian fee based upon the amount of cash maintained by the Fund with its custodian. The "Total fund operating expenses" in the table do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Reimbursement by the Fund will be accomplished by the payment of an expense reimbursement fee by the Fund to the adviser, subject to the maximum of 0.25% described above. The adviser's obligation to bear part of the Fund's expenses under this arrangement terminates on the earlier of the date the Fund has reimbursed all expenses borne by the adviser, or May 1, 2001. Please see the Fund's prospectus for a complete explanation of the Fund's fees and expenses.



                                                          ----------------------
S U M M A R Y                                             5  P R O S P E C T U S
                                                          ----------------------

Comparison of contract expenses among underlying funds

BC  = Basic Contract
EDB = With Enhanced Death Benefit


The tables below assume there are no fee waivers or reimbursements that reduce the expenses of the funds.


If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                     1 Yr.            3 Yrs.            5 Yrs.           10 Yrs.
                                                ==============    ==============    ==============    ==============
                                                  BC      EDB      BC       EDB      BC       EDB      BC       EDB
===========================================     =====    =====    =====    =====    =====    =====    =====    =====
The Guardian Cash Fund                            90       92      110      117      134      145      225      246
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
The Guardian Bond Fund                            90       92      111      117      135      146      227      249
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
The Guardian Stock Fund                           89       92      110      117      133      144      224      245
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
The Guardian Small Cap Stock Fund                 93       95      122      128      153      164      263      284
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Baillie Gifford International Fund                94       96      125      131      158      168      273      294
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Baillie Gifford Emerging Markets Fund            100      102      141      147      184      195      325      345
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Value Line Centurion Fund                         90       92      112      119      137      148      231      253
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Value Line Strategic Asset Management Trust       90       92      112      118      137      147      230      252
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Gabelli Capital Asset Fund                        96       98      129      135      165      176      288      308
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
AIM V.I. Capital Appreciation Fund                91       93      115      121      141      152      240      261
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
AIM V.I. Global Utilities Fund                    96       98      129      135      165      175      287      307
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
AIM V.I. Value Fund                               91       93      115      121      141      152      239      260
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Davis Financial Portfolio                         95       97      127      133      162      172      280      301
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Davis Real Estate Portfolio                       95       97      127      133      162      172      280      301
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Davis Value Portfolio                             95       97      127      133      162      172      280      301
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP II Contrafund Portfolio              91       93      116      122      143      154      243      265
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP Equity-Income Portfolio              90       92      112      118      137      147      230      252
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP III Growth Opportunities
  Portfolio                                       91       94      116      123      144      154      244      266
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP III Mid Cap Portfolio                96       98      129      135      164      175      285      306
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Aggressive Growth Portfolio                 92       94      117      124      146      156      249      270
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Capital Appreciation Portfolio              94       96      124      131      157      168      272      293
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Growth Portfolio                            92       94      117      124      146      156      249      270
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Worldwide Growth Portfolio                  92       94      117      123      145      156      248      269
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Emerging Growth Series                        93       95      121      127      151      162      259      280
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Growth With Income Series                     94       96      124      130      156      167      270      291
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS New Discovery Series                          96       98      131      137      168      178      293      313
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Research Series                               93       95      121      127      152      162      260      281
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Total Return Series                           94       96      123      129      154      165      266      287
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----



----------------------
6  P R O S P E C T U S                                             S U M M A R Y
----------------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                     1 Yr.            3 Yrs.            5 Yrs.           10 Yrs.
                                                ==============    ==============    ==============    ==============
                                                  BC      EDB      BC       EDB      BC       EDB      BC       EDB
===========================================     =====    =====    =====    =====    =====    =====    =====    =====
The Guardian Cash Fund                            20       22       60       67      104      115      225      246
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
The Guardian Bond Fund                            20       22       61       67      105      116      227      249
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
The Guardian Stock Fund                           19       22       60       67      103      114      224      245
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
The Guardian Small Cap Stock Fund                 23       25       72       78      123      134      263      284
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Baillie Gifford International Fund                24       26       75       81      128      138      273      294
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Baillie Gifford Emerging Markets Fund             30       32       91       97      154      165      325      345
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Value Line Centurion Fund                         20       22       62       69      107      118      231      253
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Value Line Strategic Asset Management Trust       20       22       62       68      107      117      230      252
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Gabelli Capital Asset Fund                        26       28       79       85      135      146      288      308
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
AIM V.I. Capital Appreciation Fund                21       23       65       71      111      122      240      261
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
AIM V.I. Global Utilities Fund                    26       28       79       85      135      145      287      307
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
AIM V.I. Value Fund                               21       23       65       71      111      122      239      260
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Davis Financial Portfolio                         25       27       77       83      132      142      280      301
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Davis Real Estate Portfolio                       25       27       77       83      132      142      280      301
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Davis Value Portfolio                             25       27       77       83      132      142      280      301
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP II Contrafund Portfolio              21       23       66       72      113      124      243      265
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP Equity-Income Portfolio              20       22       62       68      107      117      230      252
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP III Growth Opportunities
  Portfolio                                       21       24       66       73      114      124      244      266
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Fidelity VIP III Mid Cap Portfolio                26       28       79       85      134      145      285      306
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Aggressive Growth Portfolio                 22       24       67       74      116      126      249      270
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Capital Appreciation Portfolio              24       26       74       81      127      138      272      293
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Growth Portfolio                            22       24       67       74      116      126      249      270
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
Janus Worldwide Growth Portfolio                  22       24       67       73      115      126      248      269
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Emerging Growth Series                        23       25       71       77      121      132      259      280
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Growth With Income Series                     24       26       74       80      126      137      270      291
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS New Discovery Series                          26       28       81       87      138      148      293      313
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Research Series                               23       25       71       77      122      132      260      281
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----
MFS Total Return Series                           24       26       73       79      124      135      266      287
-------------------------------------------     -----    -----    -----    -----    -----    -----    -----    -----



                                                          ----------------------
E X P E N S E   T A B L E                                 P R O S P E C T U S  7
                                                          ----------------------

The comparison of Fund expenses assumes that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the total contract administration fees for the year ended December 31, 1998 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity taxes currently imposed by certain states and municipalities on premium payments will reduce the amount of each premium payment available for allocation under the contract.


--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $9.5 billion as of December 31, 1998. Its financial statements appear in the Statement of Additional Information.

GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 1998, Guardian Life had total assets in excess of $15.5 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.
--------------------------------------------------------------------------------


----------------------
8  P R O S P E C T U S                                 E X P E N S E   T A B L E
----------------------

--------------------------------------------------------------------------------
     BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania  18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania  18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                          ----------------------
B U Y I N G   A   C O N T R A C T                         P R O S P E C T U S  9
                                                          ----------------------

--------------------------------------------------------------------------------
      THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

      Accumulation units
--------------------------------------------------------------------------------
      The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.


You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.


THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 28 investment divisions, corresponding to the 28 Funds available to you. The performance of each division is based on the Fund in which it invests.


The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.


-----------------------
10  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.


We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:


o     deregistering the Separate Account under the 1940 Act

o operating the Separate Account as a management investment company, or in another permissible form

o     combining two or more Separate Accounts or investment divisions

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 28 variable investment options at any time. Each Fund is an open-end diversified management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


      Variable investment options
--------------------------------------------------------------------------------
      You may choose to invest in a maximum of 20 of the 28 variable investment options at any time.



                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  11
                                                         -----------------------

Variable investment options


Fund                                    Investment objectives                        Typical investments
===========================================================================================================================
The Guardian Stock Fund                 Long-term growth of capital                  U.S. common stocks
---------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       Long-term growth of capital                  U.S. common stocks of companies with
                                                                                     small market capitalization
---------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  Maximum income without undue                 Investment grade debt obligations
                                        risk of principal; capital appreciation
                                        as a secondary objective
---------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  High level of current income consistent      Money market instruments
                                        with liquidity and preservation of capital
---------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      Long-term capital appreciation               Common stocks and convertible
                                                                                     securities issued by foreign companies
---------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   Long-term capital appreciation               Common stocks and convertible
                                                                                     securities of emerging market
                                                                                     companies
---------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               Long-term growth of capital                  U.S. common stocks with selections
                                                                                     based on rankings of the Value Line
                                                                                     Ranking System
---------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset              High total investment return (current        U.S. common stocks with selections
Management Trust                        income and capital appreciation)             based on rankings of the Value Line
                                        consistent with reasonable risk              Ranking System, bonds and money market
                                                                                     instruments
---------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              Growth of capital; current income as         U.S. common stocks and convertible
                                        a secondary objective                        securities
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      Growth of capital                            Common stocks of medium and
                                                                                     small-sized growth companies
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          High current income; growth of capital       Common and preferred stocks of
                                        as a secondary objective                     domestic or foreign public utilities
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     Long-term growth of capital; income as a     Equity securities judged to be
                                        secondary objective                          undervalued by the investment advisor
---------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               Growth of capital                            Common stocks of financial companies
---------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio             Total return through a combination of        Securities issued by companies that
                                        growth and income                            are "principally engaged" in real
                                                                                     estate
---------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                   Growth of capital                            U.S. common stocks of companies with
                                                                                     at least $5 billion market
                                                                                     capitalization
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio    Long-term capital appreciation               U.S. and foreign common stocks of
                                                                                     companies believed to be undervalued
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio    Reasonable income; also considers            Income-producing equity securities
                                        potential for capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities   Capital growth                               U.S. and foreign common stocks
  Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio      Long-term growth of capital                  Common stocks with medium market
                                                                                     capitalization, both U.S. and foreign
---------------------------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio       Long-term growth of capital                  Equity securities of medium-sized
                                                                                     companies; may concentrate in a small
                                                                                     number of issuers
---------------------------------------------------------------------------------------------------------------------------
Janus Capital Aggressive Portfolio      Long-term growth of capital                  Equity securities of companies of any
                                                                                     size; may concentrate in a small
                                                                                     number of issuers
---------------------------------------------------------------------------------------------------------------------------
Janus Growth Portfolio                  Long-term growth of capital in a manner      Common stocks of issuers of any size
                                        consistent with preservation of capital
---------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio        Long-term growth of capital in a manner      Common stocks of foreign and U.S.
                                        consistent with preservation of capital      issuers; usually invests in at least
                                                                                     five countries, including the U.S.
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              Long-term growth of capital                  Common stocks of emerging growth
                                                                                     companies of any size
---------------------------------------------------------------------------------------------------------------------------
MFS Growth With Income Series           Reasonable current income and long-term      Equity securities issued by U.S. and
                                        growth of capital and income                 foreign companies
---------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                To seek capital appreciation                 Equity securities of companies that
                                                                                     offer superior prospects for growth,
                                                                                     both U.S. and foreign
---------------------------------------------------------------------------------------------------------------------------
MFS Research Series                     Long-term growth of capital and future       Equity securities of companies
                                        income                                       believed to possess better than average
                                                                                     prospects for long-term growth
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                 Above average income consistent with         Broad list of securities, including
                                        prudent employment of capital; as a          a combination of equity and fixed-income,
                                        secondary objective, to provide reasonable   both U.S. and foreign
                                        opportunity for growth of capital and
                                        income
===========================================================================================================================


Some of these Funds may not be available in your state


Some Funds have similar investment objectives and policies to other funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or



-----------------------
12  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------
correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., Massachusetts Financial Services Company, AIM Advisors, Inc., Janus Capital Corporation, Fidelity Management & Research Company, and Davis Selected Advisers, LP. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.


The Funds' investment advisers and their principal business addresses are shown in the table below.

Investment advisers


                                       Investment adviser
Fund                                   and principal business address
=====================================================================================
The Guardian Stock Fund                Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund      7 Hanover Square
The Guardian Bond Fund                 New York, New York  10004
The Guardian Cash Fund
-------------------------------------------------------------------------------------
Baillie Gifford International Fund     Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging               Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                         1 Rutland Court
                                       Edinburgh, Scotland  EH3 8EY
-------------------------------------------------------------------------------------
Value Line Centurion Fund              Value Line, Inc.
Value Line Strategic Asset             220 East 42nd Street
  Management Trust                     New York, New York  10017
-------------------------------------------------------------------------------------
Gabelli Capital Asset Fund             Gabelli Funds, Inc.
                                       One Corporate Center, Rye, New York  10580
-------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund     AIM Advisors, Inc.
AIM V.I. Global Utilities Fund         11 Greenway Plaza -- Suite 100
AIM V.I. Value Fund                    Houston, Texas  77046-1173
-------------------------------------------------------------------------------------
Davis Financial Portfolio              Davis Selected Advisers, LP
Davis Real Estate Portfolio            124 East Marcy Street
Davis Value Portfolio                  Santa Fe, New Mexico  87501
-------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio   Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio   82 Devonshire Street
Fidelity VIP III Growth                Boston, Massachusetts  02109
  Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
-------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio      Janus Capital Corporation
Janus Capital Appreciation Portfolio   100 Fillmore Street
Janus Growth Portfolio                 Denver, Colorado  80206-4928
Janus Worldwide Browth Portfolio
-------------------------------------------------------------------------------------
MFS Growth With Income Series          MFS Investment Management(R)
MFS Emerging Growth Series             500 Boylston Street, Boston, Massachusetts 02116
MFS New Discovery Series
MFS Research Series
MFS Total Return Series
-------------------------------------------------------------------------------------


      Before investing
--------------------------------------------------------------------------------
      Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  13
                                                         -----------------------

      Fixed-rate option
--------------------------------------------------------------------------------
      In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.


In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.


Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.


o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).


o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

--------------------------------------------------------------------------------
When you buy a contract, please note:


o     You can choose up to 20 investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional 19 variable options.


o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

>     You can change beneficiaries as long as the annuitant is living.
--------------------------------------------------------------------------------


-----------------------
14  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

o The renewal rate will be guaranteed until the next contract anniversary date.


If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested in the fixed-rate option for at least one year from the contract without incurring a deferred sales charge.


TRANSFERS

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      - 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

      -     10,000, or

      - the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

      Transfers
--------------------------------------------------------------------------------
      You can transfer money between variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.


                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  15
                                                         -----------------------

--------------------------------------------------------------------------------
Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.
--------------------------------------------------------------------------------

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract

-----------------------
16  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

--------------------------------------------------------------------------------
Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.
--------------------------------------------------------------------------------


after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges and a deferred sales charge. Please see Financial information: Federal tax matters.


Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

o If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

o You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

This withdrawal privilege can be exercised in the first contract year of the following contracts:

o     trustee-to-trustee transfers

o     Section 1035 exchanges

o     IRA transfers

o     rollovers from annuity contracts

o     Charitable Remainder Trusts.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

      Surrenders and partial withdrawals
--------------------------------------------------------------------------------
      Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

      Programs to build your annuity
--------------------------------------------------------------------------------
      You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.


                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  17
                                                         -----------------------

--------------------------------------------------------------------------------
Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.
--------------------------------------------------------------------------------

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue these programs. We'll give you written notice if we do so.


Dollar Cost Averaging (not available in New York)


You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.


If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Cash Fund or fixed-rate option).


You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.


You may select dollar cost averaging from the Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for periods of 6, 12 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Dollar cost averaging from the fixed-rate option over a 6-month or 12-month period is only available for new investments of $5,000 or more in your contract. We may offer special rates of interest when you elect dollar cost averaging for these shorter periods from the fixed-rate option. Transfers will be made in the amounts you designate and must be at least $100 per receiving contract investment option.


--------------------------------------------------------------------------------
Reports

At least twice each year, we send a report to each contract owner that contains financial information about the Separate Account, according to applicable laws, rules and regulations. Additionally, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.
--------------------------------------------------------------------------------


-----------------------
18  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


                                                         -----------------------
S U M M A R Y                                            P R O S P E C T U S  19
                                                         -----------------------

--------------------------------------------------------------------------------
      THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. Your payments are determined by the following:

o     the table in your contract reflecting the nearest age of the annuitant

o     the annuity payout option you choose

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, variable annuity payments assume a 4% annual investment return. We compare the assumed rate of 4% to the actual returns of the variable investment options you have chosen:

o if the actual net annual return on investment equals 4% - the amount of your variable annuity payments will not change

o if the actual net annual return on investment is greater than 4% - the amount of your variable annuity payments will increase

o if the actual net annual return on investment is less than 4% - the amount of your variable annuity payments will decrease.


-----------------------
20  P R O S P E C T U S                                            S U M M A R Y
-----------------------

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before payments begin.

OPTION V-1 - Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

OPTION V-2 - Life Annuity with 10-Year Guaranteed Period


We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.


OPTION V-3 - Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

      Variable annuity payout options
--------------------------------------------------------------------------------
      o     OPTION V-1 Life Annuity without Guaranteed Period

      o     OPTION V-2 Life Annuity with 10-Year Guaranteed Period

      o     OPTION V-3 Joint and Survivor Annuity


                                                         -----------------------
A N N U I T Y   P E R I O D                              P R O S P E C T U S  21
                                                         -----------------------

      Fixed-rate annuity payout options
--------------------------------------------------------------------------------
      o     OPTION F-1 Life Annuity without Guaranteed Period

      o     OPTION F-2 Life Annuity with 10-Year Guaranteed Period

      o     OPTION F-3 Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that the annuitant could receive only one payment if he or she dies before the date of the second payment.

OPTION F-2 - Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


-----------------------
22  P R O S P E C T U S                              A N N U I T Y   P E R I O D
-----------------------

--------------------------------------------------------------------------------
      OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

DEATH BENEFITS

If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greater of:

o The accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

o The total of all premiums paid, minus any partial withdrawals, any deferred sales charges paid on any withdrawals and any annuity taxes.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

      Death benefits
--------------------------------------------------------------------------------
      If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.


                                                         -----------------------
A N N U I T Y   P E R I O D                              P R O S P E C T U S  23
                                                         -----------------------

--------------------------------------------------------------------------------
Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.
--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.20% of the net assets of your variable net investment options. We may offer this rider to existing contract owners in the future.


-----------------------
24  P R O S P E C T U S            O T H E R   C O N T R A C T   F E A T U R E S
-----------------------

If a death benefit is payable under this option, the beneficiary will either receive the death benefit described above or the enhanced death benefit, whichever is greater. The enhanced death benefit is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     Plus any premiums paid after the reset date

      -     Minus any partial withdrawals after the reset date

      -     Minus any deferred sales charges and annuity taxes.


The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).


We will terminate the enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated.


                                                         -----------------------
O T H E R   C O N T R A C T   F E A T U R E S            P R O S P E C T U S  25
                                                         -----------------------

--------------------------------------------------------------------------------
      FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The value of your account
--------------------------------------------------------------------------------
      To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

SUMMARY FINANCIAL INFORMATION ABOUT THE SEPARATE ACCOUNT

The following condensed financial information is derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ended December 31, 1998. The data should be read in conjunction with the financial statements, related notes and other financial information from the Separate Account's 1998 Annual Report to contract owners which are incorporated by reference into the Statement of Additional Information. A copy of the 1998 Annual Report to contract owners and the Statement of Additional Information may be obtained by calling or writing GIAC's Customer Service Office. The address and phone number appear on the cover of this Prospectus.


The Funds in the tables below are only some of the variable investment options available to you. The other Funds were not offered in 1998 and are therefore not included in the summary financial information.



-----------------------
26  P R O S P E C T U S            O T H E R   C O N T R A C T   F E A T U R E S
-----------------------

BASIC CONTRACT

Variable accumulation unit value
at beginning of period
(tax-qualified and non-tax qualified)


                                                                     Period from
                                                  Year ended  Sep 15, 1997(1) to
                                                Dec 31, 1998        Dec 31, 1997
Fund                                                     ($)                 ($)
================================================================================
The Guardian Cash Fund                                10.121               10.00
--------------------------------------------------------------------------------
The Guardian Stock Fund                               10.437               10.00
--------------------------------------------------------------------------------
The Guardian Bond Fund                                10.299               10.00
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                     10.320               10.00
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                            11.002               10.00
--------------------------------------------------------------------------------
Baillie Gifford International Fund                     9.688               10.00
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                  8.431               10.00
--------------------------------------------------------------------------------
Value Line Centurion Fund                              9.680               10.00
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           10.253               10.00
--------------------------------------------------------------------------------
MFS Growth With Income Series                         10.560               10.00
================================================================================


Variable accumulation unit value
at the end of period
(tax-qualified and non-tax qualified)


                                                                     Period from
                                                  Year ended  Sep 15, 1997(1) to
                                                Dec 31, 1998        Dec 31, 1997
Fund                                                     ($)                 ($)
================================================================================
The Guardian Cash Fund                                10.506              10.121
--------------------------------------------------------------------------------
The Guardian Stock Fund                               12.354              10.437
--------------------------------------------------------------------------------
The Guardian Bond Fund                                10.993              10.299
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                      9.605              10.320
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                            12.137              11.002
--------------------------------------------------------------------------------
Baillie Gifford International Fund                    11.592               9.688
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                  6.097               8.431
--------------------------------------------------------------------------------
Value Line Centurion Fund                             12.185               9.680
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           12.904              10.253
--------------------------------------------------------------------------------
MFS Growth With Income Series                         12.756              10.560
================================================================================


(1) Commencement of operations of the Separate Account.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  27
                                                         -----------------------

Number of variable accumulation units
outstanding at end of period
(tax qualified)


                                                                     Period from
                                                 Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1998         Dec 31, 1997
Fund
================================================================================
The Guardian Cash Fund                            1,096,945              117,109
--------------------------------------------------------------------------------
The Guardian Stock Fund                           6,797,478              510,354
--------------------------------------------------------------------------------
The Guardian Bond Fund                              768,901               31,534
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                 1,026,044              107,489
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          674,692               36,094
--------------------------------------------------------------------------------
Baillie Gifford International Fund                  599,063               32,078
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                78,688                9,425
--------------------------------------------------------------------------------
Value Line Centurion Fund                           533,959               26,187
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       2,111,868              113,253
--------------------------------------------------------------------------------
MFS Growth With Income Series                       969,040               54,050
================================================================================


Number of variable accumulation units
outstanding at end of period
(non-tax qualified)


                                                                     Period from
                                                 Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1998         Dec 31, 1997
Fund
================================================================================
The Guardian Cash Fund                              766,090              119,085
--------------------------------------------------------------------------------
The Guardian Stock Fund                           4,419,302              630,297
--------------------------------------------------------------------------------
The Guardian Bond Fund                              636,303               49,464
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                   537,983              112,412
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          490,114               24,087
--------------------------------------------------------------------------------
Baillie Gifford International Fund                  326,721               30,500
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                81,805               22,501
--------------------------------------------------------------------------------
Value Line Centurion Fund                           286,221               38,898
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       1,465,749              127,877
--------------------------------------------------------------------------------
MFS Growth With Income Series                       774,560               62,952
================================================================================


(1)   Commencement of operations of the Separate Account.


-----------------------
28  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

CONTRACT WITH ENHANCED DEATH BENEFIT

Variable accumulation unit value
at beginning of period
(tax-qualified and non-tax qualified)

                                                                     Period from
                                                 Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1998         Dec 31, 1997
Fund                                                    ($)                  ($)
================================================================================
The Guardian Cash Fund                               10.115                10.00
--------------------------------------------------------------------------------
The Guardian Stock Fund                              10.430                10.00
--------------------------------------------------------------------------------
The Guardian Bond Fund                               10.292                10.00
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                    10.314                10.00
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                           10.995                10.00
--------------------------------------------------------------------------------
Baillie Gifford International Fund                    9.682                10.00
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                 8.425                10.00
--------------------------------------------------------------------------------
Value Line Centurion Fund                             9.674                10.00
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust          10.246                10.00
--------------------------------------------------------------------------------
MFS Growth With Income Series                        10.553                10.00
================================================================================

Variable accumulation unit value
at the end of period
(tax-qualified and non-tax qualified)

                                                                     Period from
                                                 Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1998         Dec 31, 1997
Fund                                                    ($)                  ($)
================================================================================
The Guardian Cash Fund                               10.478               10.115
--------------------------------------------------------------------------------
The Guardian Stock Fund                              12.321               10.430
--------------------------------------------------------------------------------
The Guardian Bond Fund                               10.964               10.292
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                     9.579               10.314
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                           12.105               10.995
--------------------------------------------------------------------------------
Baillie Gifford International Fund                   11.562                9.682
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                 6.081                8.425
--------------------------------------------------------------------------------
Value Line Centurion Fund                            12.153                9.674
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust          12.870               10.246
--------------------------------------------------------------------------------
MFS Growth With Income Series                        12.723               10.553
================================================================================

(1)   Commencement of operations of the Separate Account.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  29
                                                         -----------------------

Number of variable accumulation units
outstanding at end of period
(tax qualified)


                                                                     Period from
                                                 Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1998         Dec 31, 1997
Fund
================================================================================
The Guardian Cash Fund                              880,559              158,925
--------------------------------------------------------------------------------
The Guardian Stock Fund                           3,495,244              701,284
--------------------------------------------------------------------------------
The Guardian Bond Fund                              443,589               31,666
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                   615,777              153,256
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          550,912               60,886
--------------------------------------------------------------------------------
Baillie Gifford International Fund                  392,744               54,339
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                75,589               40,867
--------------------------------------------------------------------------------
Value Line Centurion Fund                           248,606               38,125
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       1,277,967              155,638
--------------------------------------------------------------------------------
MFS Growth With Income Series                       734,306               23,701
================================================================================


Number of variable accumulation units
outstanding at at end of period
(non-tax qualified)


                                                                     Period from
                                                 Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1998         Dec 31, 1997
Fund
================================================================================
The Guardian Cash Fund                              312,884               92,588
--------------------------------------------------------------------------------
The Guardian Stock Fund                           1,734,568              334,605
--------------------------------------------------------------------------------
The Guardian Bond Fund                              271,163               13,542
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                   362,082               82,383
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          231,590                9,072
--------------------------------------------------------------------------------
Baillie Gifford International Fund                  189,668               18,732
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                54,053                6,163
--------------------------------------------------------------------------------
Value Line Centurion Fund                            97,197                7,955
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust         486,176               62,852
--------------------------------------------------------------------------------
MFS Growth With Income Series                       341,717               53,104
================================================================================


(1)   Commencement of operations of the Separate Account.


-----------------------
30  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

      Cost and expenses
--------------------------------------------------------------------------------
      No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

      o     expenses of the Funds

      o     mortality and expense risk charge

      o     administrative expenses

      o     contract fee.

      See accompanying text for details.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  31
                                                         -----------------------

      Deferred sales charges
--------------------------------------------------------------------------------
      Number of contract                                                Deferred
      years completed                                                      sales
      from the date of                                                    charge
      premium payment                                                        (%)
      ==========================================================================
      0                                                                        7
      --------------------------------------------------------------------------
      1                                                                        6
      --------------------------------------------------------------------------
      2                                                                        5
      --------------------------------------------------------------------------
      3                                                                        4
      --------------------------------------------------------------------------
      4                                                                        3
      --------------------------------------------------------------------------
      5                                                                        2
      --------------------------------------------------------------------------
      6                                                                        1
      --------------------------------------------------------------------------
      7+                                                                       0
      --------------------------------------------------------------------------

      Annuity taxes
--------------------------------------------------------------------------------
      Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

o the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     the amount withdrawn or surrendered.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services Corporation

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

      -     spouses

      -     children and grandchildren

      -     parents and grandparents

      -     brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts.


-----------------------
32  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes range from about 0.5% to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or on the date annuity payments begin, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete or to cover all tax situations. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

      Deferring tax
--------------------------------------------------------------------------------
      When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  33
                                                         -----------------------

      Employer-sponsored or independent?
--------------------------------------------------------------------------------
      If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

We believe that if your are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a 10% tax penalty is applied against any amounts included in income.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


-----------------------
34  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

      Taxation of annuity payments
--------------------------------------------------------------------------------
      Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  35
                                                         -----------------------

Multiple contracts - All annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income.


Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 591/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.


-----------------------
36  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 591/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  37
                                                         -----------------------

--------------------------------------------------------------------------------
Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.
--------------------------------------------------------------------------------

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.


Yield figures may be quoted for investments in shares of the Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation



-----------------------
38  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------
unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  39
                                                         -----------------------

--------------------------------------------------------------------------------
      YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

      Free-look period
--------------------------------------------------------------------------------
      During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.


-----------------------
40  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or entities for the sale of contracts. These commissions may vary, but in total are not expected to exceed 7% of each contract premium payment. We also reserve the right to pay additional annual sales compensation of up to .13% of the value of contracts with an enhanced death benefit rider in force. Where permitted by state law, we reserve the right to pay additional sales or service compensation while a contract is in force, based on the value of a contract.

Additional amounts may also be paid in connection with special promotional incentives. The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


                                                         -----------------------
R I G H T S   A N D   R E S P O N S I B I L I T I E S    P R O S P E C T U S  41
                                                         -----------------------

--------------------------------------------------------------------------------
      SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contractowner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contact begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The diversified open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


-----------------------
42  P R O S P E C T U S    R I G H T S   A N D   R E S P O N S I B I L I T I E S
-----------------------

--------------------------------------------------------------------------------
      OTHER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YEAR 2000 compliance

Many computer systems are unable to distinguish between the years 1900 and 2000 when they are making date-related calculations, because of the way that date information is stored in these machines. Like businesses around the world that rely on computerized systems for their day-to-day functioning, we may be adversely affected if our computer systems, or the computer systems of companies that we do business with, cannot address this problem by January 1, 2000. We are working to address this issue, and expect that our computer systems will be able to correctly interpret the year 2000 when that date arrives, but we cannot guarantee that our preparations will be successful.

In conjunction with our parent company, Guardian Life, we are directing significant portions of our internal information technology efforts and contracting, as needed, with outside consultants to help update our systems to accommodate the year 2000. We have also initiated discussions with other critical parties whose systems impact our own to determine the progress they are making toward addressing year 2000 issues.


Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, we are well positioned to mitigate the year 2000 issue and that contract owners will not experience negative effects with respect to their contracts as a result of the year 2000 issue. However, the year 2000 issue by its very nature contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our results of operations, liquidity or financial position.


We are also incorporating potential issues surrounding year 2000 into our contingency planning process, in the event that, despite our substantial efforts and those of other critical parties, there may still remain unresolved year 2000 problems.
--------------------------------------------------------------------------------


                                                         -----------------------
S P E C I A L   T E R M S                                P R O S P E C T U S  43
                                                         -----------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:


The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002


The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements


-----------------------
44  P R O S P E C T U S                        O T H E R   I N F O R M A T I O N
-----------------------

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                 Issued Through
                         THE GUARDIAN SEPARATE ACCOUNT E
                                       OF
                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


--------------------------------------------------------------------------------
             Statement of Additional Information dated July 6, 1999
--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name "The Guardian Investor Retirement Asset Manager") dated July 6, 1999.


     A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                P.O. Box 26210 Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253


     Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                           Page


Services to the Separate Account                                            B-2
Annuity Payments                                                            B-2
Tax Status of the Contracts                                                 B-3
Performance Data                                                            B-4
Valuation of Assets of the Separate Account                                 B-8
Transferability Restrictions                                                B-9
Experts                                                                     B-9
Financial Statements                                                        B-9

                        SERVICES TO THE SEPARATE ACCOUNT

     The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account E (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contractowner.

      The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.

     Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either GISC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1998, 1997 and 1996, GISC received underwriting commissions from GIAC with respect to the sales of variable annuity contracts in the amount of $1,946,477, $1,979,926 and $1,851,468, respectively.

                                ANNUITY PAYMENTS

     The objective of the Contracts is to provide benefit payments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment rate of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

     Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, the Enhanced Death Benefit Rider charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.

     Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contractowner's account is determined by multiplying the appropriate Variable or Fixed Accumulation Unit Value on the Valuation Period ten (10) days before the date the first variable or fixed Annuity Payment is due by the corresponding number of Variable or Fixed Accumulation Units credited to the Contractowner's account as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.

      The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amounts depend on the variable or fixed Annuity Payout Option selected, the mortality table used under the Contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the Annuitant. The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

     Determination of the Second and Subsequent Monthly Variable Annuity
Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit Value as of the valuation period ten (10) days prior to the day such payment is due. The number of Annuity Units under a Contract is determined by dividing the first monthly variable Annuity Payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the variable Annuity Payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of Annuity Units will be adjusted accordingly.

     The assumed investment return of 4% under the Contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the variable Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the variable Annuity Payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable Annuity Payments will decrease.

     The second and subsequent monthly payments made under a Fixed Annuity Payout Option will be equal to the amount of the first monthly fixed Annuity Payment (described above).

                          TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holders death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

      The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to qualified contracts.

                                PERFORMANCE DATA

     The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 1998. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contractowner. Moreover, the performance information for each Investment Division reflects the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (September 15, 1997) if the Funds existed prior to such date. Such results were calculated by applying all Contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.


     Several new Investment Divisions were added to the Separate Account as of July 6, 1999. For performance information about those Investment Divisions, you should refer to the prospectuses describing each one. The prospectuses were provided with the prospectus for the Contract.


Average Annual Total Return Calculations

     The first section of the following table was calculated using the standardized method prescribed by the Securities and Exchange Commission. It illustrates each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1 + T)n = ERV

     Where:    P    =    A hypothetical purchase of $1,000 from which no sales
                         load is deducted.

               T    =    average annual total return.

               n    =    number of years.

             ERV    =    ending redeemable value of the hypothetical $1,000
                         purchase at the end of the period.

      Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the Contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. The rate of return reflects all charges assessed against a Contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

     The second section of the table was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the Contract continues through the end of each period.

                                               Average Annual Total Return for a
                                               Contract Surrendered on 12/31/98              Average Annual Total Return on 12/31/98
                                       (EDB= Enhanced Death Benefit/ BC= Basic Contract)              Assuming Contract Continues
                                       -------------------------------------------------      --------------------------------------
                                               Length of Investment Period                          Length of Investment Period
                                       -------------------------------------------------      --------------------------------------

                                                                           Ten Years (or                              Ten Years (or
                                                                            Since Fund                                 Since Fund
Investment Division      Date of Fund                                       Inception,                                 Inception,
Corresponding To          Inception          One Year        Five Years     If  Less)      One Year      Five Years     If  Less)
                                              EDB               EDB            EDB           EDB            EDB            EDB
The Guardian Cash                             BC                BC             BC            BC             BC             BC
Fund                         1/7/82           -3.49             2.78           3.68           3.51          3.32           3.68
                                              -3.28             3.00           3.89           3.72          3.52           3.89

The Guardian Bond
Fund                        5/1/83            -0.56             4.46           7.10           6.44          4.96           7.10
                                              -0.34             4.68           7.32           6.66          5.17           7.32

The Guardian Stock
Fund                        4/13/83           11.03            20.19          17.49          18.03         20.48          17.49
                                              11.27            20.44          17.73          18.27         20.72          17.73

The Guardian Small
Cap Stock Fund              5/1/97           -13.70              N/A          -0.80          -7.20           N/A           3.28
                                             -13.52              N/A          -0.61          -7.01           N/A           3.49

Gabelli Capital
Asset Fund                  5/1/95             3.00              N/A          16.88          10.00           N/A          17.59
                                               3.22              N/A          17.12          10.22           N/A          17.83

Baillie Gifford
International Fund          2/8/91            12.32             9.80           9.59          19.32         10.21           9.59
                                              12.56            10.03           9.81          19.56         10.43           9.81

Baillie Gifford
Emerging Markets
Fund                       10/17/94          -32.94              N/A          -6.91         -27.89           N/A          -6.24
                                             -32.81              N/A          -6.96         -27.75           N/A          -6.05

Value Line Centurion
Fund ("VLCF")              11/15/83           18.52            17.84          17.94          25.52         18.15          17.94
                                              18.77            18.08          18.18          25.77         18.39          18.18

Value Line Strategic
Asset Management
Trust ("VLSAM")             10/1/87           18.51            13.74          15.26          25.51         14.09          15.26
                                              18.76            13.97          15.50          25.76         14.32          15.50

MFS Growth With                               13.45              N/A          23.30          20.45           N/A          24.07
Income Series               10/9/95           13.70              N/A          23.55          20.70           N/A          24.32

Change in Accumulation Unit Value


     The following performance information illustrates the cumulative change and the actual annual change in Accumulation Unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 1998.


     An Investment Division's cumulative change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over the time period illustrated. The actual annual change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over each 12-month period illustrated. The rates of change in Accumulation Unit values quoted in the tables reflect a deduction for the mortality and expense risk charge, administrative charge, and when applicable, the Enhanced Death Benefit charge. They do not reflect deductions for any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.

                                 BASIC CONTRACT

                                                            Cumulative Change in Accumulation Unit Value
                                                                 for Period Ended December 31, 1998
                                                      -----------------------------------------------------------------

                                                                                                  Ten Years (or
                                                                                                    Since Fund
     Investment Division                                                                            Inception,         Date of Fund
       Corresponding To                                One Year                 Five Years           If Less)            Inception
The Guardian Cash Fund                                   3.80                    19.39               47.71                 1/7/82
The Guardian Bond Fund                                   6.74                    29.20              104.30                 5/1/83
The Guardian Stock Fund                                 18.37                   157.44              415.58                4/13/83
The Guardian Small Cap Stock Fund                       -6.93                     N/A                -3.95                 5/1/97
Gabelli Capital Asset Fund                              10.31                     N/A                70.27                 5/1/95
Baillie Gifford International Fund                      19.66                    64.93               95.25                 2/8/91
Baillie Gifford Emerging Markets Fund                  -27.69                     N/A               -12.07               10/17/94
Value Line Centurion Fund                               25.88                   133.53              435.86               11/15/83
Value Line Strategic Asset Management Trust             25.86                    96.10              325.83                10/1/87
MFS Growth With Income Series                           20.80                     N/A               102.31                10/9/95

                      CONTRACT WITH ENHANCED DEATH BENEFIT

                                                            Cumulative Change in Accumulation Unit Value
                                                                 for Period Ended December 31, 1998
                                                      -----------------------------------------------------------------

                                                                                                  Ten Years (or
                                                                                                    Since Fund
     Investment Division                                                                            Inception,         Date of Fund
       Corresponding To                                One Year                 Five Years           If Less)            Inception
The Guardian Cash Fund                                   3.59                    18.21               45.15                1/7/82
The Guardian Bond Fund                                   6.53                    27.92              101.74                5/1/83
The Guardian Stock Fund                                 18.13                   152.54              413.02               4/13/83
The Guardian Small Cap Stock Fund                       -7.12                     N/A                -6.51                5/1/97
Gabelli Capital Asset Fund                              10.09                     N/A                67.71                5/1/95
Baillie Gifford International Fund                      19.42                    63.29               92.69                2/8/91
Baillie Gifford Emerging Markets Fund                  -27.83                     N/A               -14.63              10/17/94
Value Line Centurion Fund                               25.62                   131.18              433.30              11/15/83
Value Line Strategic Asset Management Trust             25.61                    94.14              323.27               10/1/87
MFS Growth With Income Series                           20.55                     N/A                89.11               10/9/95

Change in Accumulation Unit Value for 12-Month Period ended December 31,
(For Basic Contract)

Investment Division
Corresponding To               1986    1987      1988     1989     1990      1991     1992     1993     1994      1995      1996
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund          5.06    5.03      5.99     7.68      6.66     4.27     1.93      1.36     2.52     4.22      3.67
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund         13.41   -0.93      8.33    12.46      6.22    14.74     6.35      8.48    -4.66    16.12      1.58
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund        15.64    0.59     18.86    21.89    -12.87    34.26    18.57     18.46    -2.51    32.98     25.30
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap
Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                                                                   9.62*
-----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International
Fund                                                                                 -10.05*    32.36    -0.39     9.84     13.96
-----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund                                                                                                      -1.84*    23.02
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund
("VLCF")                       15.41   -4.07      6.24    29.85      4.24    50.28     4.60      7.84    -3.43    38.33     15.86
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
Management Trust
("VLSAM")                                         8.81    23.99     -1.40    41.55    13.61     10.46    -6.07    26.93     14.41
-----------------------------------------------------------------------------------------------------------------------------------
MFS Growth With
Income Series                                                                                                               22.89*
-----------------------------------------------------------------------------------------------------------------------------------

Investment Division
Corresponding To                1997      1998
------------------------------------------------
The Guardian Cash Fund          3.83        3.80
------------------------------------------------
The Guardian Bond Fund          7.63        6.74
------------------------------------------------
The Guardian Stock Fund        33.89       18.37
------------------------------------------------
The Guardian Small Cap
Stock Fund                      3.20*      -6.93
------------------------------------------------
Gabelli Capital Asset Fund     40.81       10.31
------------------------------------------------
Baillie Gifford International
Fund                           10.53       19.66
------------------------------------------------
Baillie Gifford Emerging
Markets Fund                    0.70      -27.69
------------------------------------------------
Value Line Centurion Fund
("VLCF")                       19.87       25.88
------------------------------------------------
Value Line Strategic Asset
Management Trust
("VLSAM")                      14.21       25.86
------------------------------------------------
MFS Growth With
Income Series                  28.16       20.80
------------------------------------------------

Change in Accumulation Unit Value for 12-Month Period ended December 31, (For Contract with Enhanced Death Benefit)

Investment Division
Corresponding To               1986    1987      1988     1989     1990      1991     1992     1993     1994      1995      1996
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund          4.85    4.82      5.77     7.46     6.45      4.07     1.72     1.16     2.32      4.01      3.47
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund         13.18   -1.13      8.11    12.23     6.00     14.51     6.14     8.26    -4.85     15.89      1.38
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund        15.41    0.39     18.63    21.65   -13.05     33.99    18.33    18.22    -2.70     32.71     25.05
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap
Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                                                                   9.40*
-----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International
Fund                                                                                 -10.22*   32.10    -0.58      9.62     13.74
-----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund                                                                                                      -2.04*    22.77
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund
("VLCF")                       15.18   -4.26      6.03    29.59     4.03     49.98     4.39     7.63    -3.63     38.05     15.63
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
Management Trust
("VLSAM")                                         8.59*   23.74    -1.60     41.26    13.39    10.24    -6.25     26.68     14.18
-----------------------------------------------------------------------------------------------------------------------------------
MFS Growth With
Income Series                                                                                                               22.64*
-----------------------------------------------------------------------------------------------------------------------------------

Investment Division
Corresponding To               1997        1998
-------------------------------------------------
The Guardian Cash Fund          3.63        3.59
-------------------------------------------------
The Guardian Bond Fund          7.41        6.53
-------------------------------------------------
The Guardian Stock Fund        33.62       18.13
-------------------------------------------------
The Guardian Small Cap
Stock Fund                      3.11*      -7.12
-------------------------------------------------
Gabelli Capital Asset Fund     40.53       10.09
-------------------------------------------------
Baillie Gifford International
Fund                           10.31       19.42
-------------------------------------------------
Baillie Gifford Emerging
Markets Fund                    0.49      -27.83
-------------------------------------------------
Value Line Centurion Fund
("VLCF")                       19.63       25.62
-------------------------------------------------
Value Line Strategic Asset
Management Trust
("VLSAM")                      13.98       25.61
-------------------------------------------------
MFS Growth With
Income                         27.91       20.55
-------------------------------------------------

* From date of commencement of public offering of Fund's shares through December 31.

Calculation of Yield Quotations for the Cash Fund Investment Division

     The yield of the Investment Division of the Separate Account investing in the Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or the Cash Fund and unrealized appreciation and depreciation with respect to the Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing Contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the Contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value reflects all deductions that are charged to a Contractowner, in proportion to the length of the base period and the Investment Division's average Contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1998 was 4.76%.

     Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1998 was 4.87%.

     The current and effective yields of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

     Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

     The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding Annuity Units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

                          TRANSFERABILITY RESTRICTIONS

     Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code of 1986, as amended ("Code"), a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions ofthe Contract, the Contractowner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contractowner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

                                     EXPERTS

     The financial statements of the Separate Account incorporated in this Statement of Additional Information and in the Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1998 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants. The statutory basis balance sheets of GIAC as of December 31, 1998 and 1997 and the related statutory basis statements of operations, of changes in common stock and surplus and cash flow for each of the three years in the period ended December 31, 1998 appearing in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

     The statutory basis financial statements of GIAC which are set forth herein beginning on page B-9 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.

      The financial statements of the Separate Account are incorporated herein by reference to the Separate Account's 1998 Annual Report to Contractowners. Such financial statements, the notes thereto and the report of independent accountants thereon are incorporated herein by reference or are included elsewhere in this Registration Statement. A free copy of the 1998 Annual Report to Contractowners accompanies this Statement of Additional Information.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory basis balance sheets of The Guardian Insurance & Annuity Company, Inc. as of December 31, 1998 and 1997, and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flows for the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared in conformity with accounting practices prescribed or permitted by insurance regulatory authorities (statutory basis of accounting), which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are material and are described in Note 2.

In our opinion, the financial statements referred to above (1) do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Guardian Insurance & Annuity Company, Inc. at December 31, 1998 and 1997, or the results of its operations or its cash flows for the three years ended in the period ended December 31, 1998, because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles, and (2) present fairly, in all material respects, its financial position and the results of its operations and its cash flows, in conformity with accounting practices prescribed or permitted by insurance regulatory authorities.


PricewaterhouseCoopers LLP

February 25, 1999

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS BALANCE SHEETS

                                                                           As of December 31,
                                                                   -------------------------------
                                                                             1998             1997
                                                                   --------------   --------------
Admitted Assets
Investments:
   Fixed maturities, principally at amortized cost
       (market: 1998 - $547,051,594; 1997 - $492,052,307) ......   $  536,554,920   $  484,747,832
   Affiliated mutual funds, at market ..........................       29,096,730       30,551,186
   Investment in subsidiary ....................................       16,915,998       12,073,143
   Policy loans - variable life insurance ......................       72,861,940       72,737,781
   Cash and short-term investments .............................        9,006,075       23,602,410
   Investment in joint venture .................................          347,338          345,492
   Other Invested Assets .......................................           96,910           95,710
Accrued investment income receivable ...........................       17,378,196       13,303,271
Due from parent and affiliates .................................       15,296,679        7,573,304
Other assets ...................................................       10,565,481       12,461,722
Receivable from separate accounts ..............................       34,565,822       30,203,923
Variable annuity and EISP/CIP separate account assets ..........    8,338,242,774    6,810,882,719
Variable life separate account assets ..........................      502,222,315      414,699,239
                                                                   --------------   --------------
       Total admitted assets ...................................   $9,583,151,178   $7,913,277,732
                                                                   ==============   ==============
Liabilities
Policy liabilities and accruals:
   Fixed deferred reserves .....................................   $  344,614,116   $  339,797,646
   Fixed immediate reserves ....................................       10,576,555        7,397,461
   Life reserves ...............................................       74,101,150       67,799,492
   Minimum death benefit guarantees ............................        1,447,553        1,117,645
   Policy loan collateral fund reserve .........................       71,009,047       70,734,812
   Accrued expenses, taxes, & commissions ......................        1,507,045        1,592,997
   Due to parent and affiliates ................................       25,040,196       20,408,087
   Federal income taxes payable ................................       16,932,639       10,939,640
   Other liabilities ...........................................       16,127,345       20,540,325
   Asset valuation reserve .....................................       29,566,970       26,305,528
   Variable annuity and EISP/CIP separate account liabilities ..    8,263,551,697    6,750,575,077
   Variable life separate account liabilities ..................      501,289,827      413,364,790
                                                                   --------------   --------------
       Total liabilities .......................................    9,355,764,140    7,730,573,500
Common stock and surplus
   Common Stock, $100 par value, 20,000 shares authorized,
       issued and outstanding ..................................        2,000,000        2,000,000
   Additional paid-in surplus ..................................      137,398,292      137,398,292
   Assigned and unassigned surplus .............................       87,988,746       43,305,940
                                                                   --------------   --------------
       Total Common Stock and Surplus ..........................      227,387,038      182,704,232
                                                                   --------------   --------------
       Total liabilities, common stock and surplus .............   $9,583,151,178   $7,913,277,732
                                                                   ==============   ==============

See notes to statutory basis financial statements.

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF OPERATIONS

                                                                     For the years ended December 31,
                                                          ----------------------------------------------------
                                                                     1998              1997               1996
                                                          ---------------   ---------------    ---------------
Revenues:
Premiums and annuity considerations:
    Variable annuity considerations ...................   $ 1,266,800,186   $   995,209,301    $   731,792,764
    Life insurance premiums and fixed
      annuity considerations ..........................        69,728,716        68,222,360         44,874,269
    Net investment income .............................        54,235,472        47,993,754         42,366,902
    Amortization of IMR ...............................           266,599           111,783            333,219
    Net gain from operations of separate accounts .....         2,619,113         5,780,327          8,860,462
    Service fees ......................................        94,170,552        76,350,291         58,774,486
    Variable life -- cost of insurance ................        16,844,679        11,205,120          4,844,028
    Reserve adjustments on reinsurance ceded ..........        34,449,189         7,885,341         30,636,445
    Commission and expense allowances .................        29,942,869        16,268,128         14,508,840
    Other income ......................................         9,570,705         5,178,266          2,535,356
                                                          ---------------   ---------------    ---------------
                                                            1,578,628,080     1,234,204,671        939,526,771
                                                          ---------------   ---------------    ---------------
Benefits and expenses:
Benefits:
Death benefits ........................................         6,461,543         5,340,675          6,785,456
    Annuity benefits ..................................     1,041,372,277       687,719,014        426,072,773
    Surrender benefits ................................        25,260,734        17,620,583         17,459,706
    Increase in reserves ..............................        14,594,471        18,291,585         82,891,516
Net transfers to (from) separate accounts:
    Variable annuity and EISP/CIP .....................       291,988,248       359,468,681        323,093,897
    Variable Life .....................................         7,484,413          (630,102)       (10,417,095)
Commissions ...........................................        50,875,519        43,352,989         39,233,431
General insurance expenses ............................        79,386,352        59,476,685         42,523,892
Taxes, licenses and fees ..............................         6,289,814         3,743,414          3,723,858
Reinsurance terminations ..............................            40,482           182,535        (15,470,015)
                                                          ---------------   ---------------    ---------------
                                                            1,523,753,853     1,194,566,059        915,897,419
                                                          ---------------   ---------------    ---------------
Income before income taxes and realized
    gains from investments ............................        54,874,227        39,638,612         23,629,352
Federal income taxes ..................................        14,505,552        12,073,500          3,941,460
                                                          ---------------   ---------------    ---------------
Income from operations, net of federal income taxes,
    and before net realized gains .....................        40,368,675        27,565,112         19,687,892
Realized gains from investments, net of federal
    income taxes, net of transfer to IMR ..............            92,355           472,127              7,540
                                                          ---------------   ---------------    ---------------
Net income ............................................   $    40,461,030   $    28,037,239    $    19,695,432
                                                          ===============   ===============    ===============

See notes to statutory basis financial statements.

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF CHANGES IN COMMON STOCK AND SURPLUS

                                                                                        Assigned and            Total
                                                                          Additional      unassigned           common
                                                              Common         paid-in         surplus        stock and
                                                               stock         surplus       (Deficit)          surplus
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1995 ......................   $   2,000,000   $ 137,398,292   $   2,479,635    $ 141,877,927
                                                       -------------   -------------   -------------    -------------
Net income from operations .........................                                      19,695,433       19,695,433
Tax on prior years separate account seed
    investment unrealized gains ....................                                        (104,732)        (104,732)
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                         241,456          241,456
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                         142,201          142,201
Decrease in unrealized appreciation of Company's
    investment in other assets .....................                                          (9,384)          (9,384)
Increase in non-admitted assets ....................                                         (80,815)         (80,815)
Disallowed interest maintenance reserve ............                                        (128,107)        (128,107)
Surplus changes resulting from reinsurance .........                                      (2,073,155)      (2,073,155)
Net increase in asset valuation reserve ............                                      (5,779,916)      (5,779,916)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1996 ......................   $   2,000,000   $ 137,398,292   $  14,382,616    $ 153,780,908
                                                       =============   =============   =============    =============
Net income from operations .........................                                      28,037,239       28,037,239
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                          42,908           42,908
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                       4,326,500        4,326,500
Increase in unrealized appreciation of Company's
    investment in other assets .....................                                           9,384            9,384
Increase in unrealized appreciation of Company's
    investment in an affiliated mutual fund ........                                       7,271,233        7,271,233
Decrease in non-admitted assets ....................                                          83,011           83,011
Disallowed interest maintenance reserve ............                                        (197,600)        (197,600)
Surplus changes resulting from reinsurance .........                                         534,908          534,908
Net increase in asset valuation reserve ............                                     (11,184,259)     (11,184,259)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1997 ......................   $   2,000,000   $ 137,398,292   $  43,305,940    $ 182,704,232
                                                       =============   =============   =============    =============
Net income from operations .........................                                      40,461,030       40,461,030
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                           1,846            1,846
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                       4,542,855        4,542,855
Decrease in unrealized appreciation of Company's
    investment in an affiliated mutual fund ........                                      (1,831,189)      (1,831,189)
Increase in unrealized appreciation of Company's
    seed investment in separate accounts ...........                                       3,690,295        3,690,295
Decrease in non-admitted assets ....................                                          57,886           57,886
Disallowed interest maintenance reserve ............                                       1,090,623        1,090,623
Surplus changes resulting from reinsurance .........                                         (69,098)         (69,098)
Net increase in asset valuation reserve ............                                      (3,261,442)      (3,261,442)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1998 ......................   $   2,000,000   $ 137,398,292   $  87,988,746    $ 227,387,038
                                                       =============   =============   =============    =============

See notes to statutory basis financial statements.

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF CASH FLOW

                                                            For the years ended December 31,
                                                -----------------------------------------------------
                                                           1998               1997               1996
                                                ---------------    ---------------    ---------------
Cash flows from insurance activities:
    Premiums, annuity considerations and
       deposit funds ........................   $ 1,341,389,534    $ 1,065,244,583    $   780,710,735
    Investment income .......................        51,241,553         46,412,248         42,413,736
    Commissions and expense allowances on
       reinsurance ceded ....................        57,916,363         22,679,622         37,315,301
    Other income ............................       102,437,913         67,084,996         47,357,962
    Death benefits ..........................        (7,112,859)        (5,492,854)        (6,900,438)
    Surrender benefits ......................       (25,806,851)       (17,780,564)        (2,774,865)
    Annuity benefits ........................    (1,040,119,415)      (689,207,046)      (424,511,908)
    Commissions, other expenses
       and taxes (excluding FIT) ............      (133,189,119)      (101,213,566)       (78,968,214)
    Net transfers to separate accounts ......      (298,118,417)      (356,017,200)      (307,856,562)
    Federal income taxes (excluding tax on
       capital gains) .......................        (8,930,569)        (5,094,779)           682,025
    Increase in policy loans ................          (124,158)        (4,594,714)        (4,300,868)
    Other operating expenses and sources ....        (2,618,322)          (140,580)         2,077,342
                                                ---------------    ---------------    ---------------
Net cash provided by insurance activities ...        36,965,653         21,880,146         85,244,246
                                                ---------------    ---------------    ---------------
Cash flows from investing activities:
    Proceeds from dispositions of
       investment securities ................       280,921,058        315,404,430        224,692,954
    Purchases of investment securities ......      (332,368,788)      (331,151,548)      (309,590,319)
    Federal income tax on capital gains .....          (114,258)          (355,657)          (505,496)
                                                ---------------    ---------------    ---------------
Net cash used in investing activities .......       (51,561,988)       (16,102,775)       (85,402,861)
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in cash .........       (14,596,335)         5,777,371           (158,615)
    Cash and short-term investments,
       beginning of year ....................        23,602,410         17,825,039         17,983,654
                                                ---------------    ---------------    ---------------
    Cash and short-term investments,
       end of year ..........................   $     9,006,075    $    23,602,410    $    17,825,039
                                                ===============    ===============    ===============

See notes to statutory basis financial statements.

--------------------------------------------------------------------------------
NOTES TO STATUTORY BASIS
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Guardian Investor Services Corporation (GISC) or of other broker dealer firms that have entered into sales agreements with GIAC and GISC. The Company's general agency distribution system is used for the sale of other products and policies.

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      Insurance Separate Accounts: The Company has established fourteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

      The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets and liabilities of the separate accounts are stated primarily at the market value of the underlying investments and corresponding contractholders obligations. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of presentation of financial statements: The financial statements have been prepared on a statutory basis of accounting that is prescribed or permitted by the Insurance Department of the State of Delaware which is a comprehensive basis of accounting other than generally accepted accounting principles (GAAP).

      Financial statements prepared on a statutory basis vary from financial statements prepared on a GAAP basis because: (1) the costs relating to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, whereas on a GAAP basis they would be recorded as assets and amortized over the future periods to be benefited; (2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, whereas on GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; (3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; under GAAP, provisions for investments are established as needed through a charge to income; (4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; for GAAP, such gains and losses are recognized in income at the time of sale; (5) bonds are carried principally at amortized cost for statutory reporting and at market value for GAAP; (6) annuity and certain insurance premiums are recognized as premium income, whereas for GAAP they are recognized as deposits; (7) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; (8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP.

      Use of Estimates: The preparation of financial statements of insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. As a provider of life insurance and annuity products, GIAC's operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

      Valuation of investments: Investments in securities are recorded in accordance with valuation procedures established by the National Association of Insurance Commissioners (NAIC). Unrealized gains and losses on investments carried at market are recorded directly to unassigned surplus. Realized gains and losses on disposition of investments are determined by the specific identification method. The Company has recorded in accordance with NAIC requirements, the net gain from the operations of the separate accounts in the operations of the general account instead of in surplus.

      Bonds: Bonds are valued principally at amortized cost. Mortgage backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method with PSA standard prepayment rates.

      Investment in subsidiary: GIAC's investment in GISC is carried at equity in GIAC's underlying net assets. Undistributed earnings or losses are reflected as unrealized capital gains and losses directly in unassigned surplus. Dividends received from GISC are recorded as investment income and amounted to $14,000,000 in 1998, $10,000,000 in 1997 and $9,500,000 in 1996.

      Short-Term Investments: Short-term investments are stated at amortized cost and consist primarily of investments having maturities at the date of purchase of six months or less. Market values for such investments approximate carrying value.

      Loans on Policies: Loans on policies are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Investment Reserves: In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is intended to stabilize surplus against market fluctuations in the value of equities and credit related declines in the value of bonds. Changes in the AVR are recorded directly to unassigned surplus. The IMR captures net after-tax realized capital gains which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR, consistent with prior years. Any net negative IMR amounts are treated as a non-admitted asset.

      Contract and Policy Reserves: Fixed deferred reserves represent the fund balance left to accumulate at interest under fixed annuity contracts that were offered directly by the Company, a fixed rate option that is offered to variable annuity contractowners and a single premium deferred annuity that is offered by the Company. The Company no longer offers the fixed annuity contracts.

      The estimated fair value of contractholder account balances within the fixed deferred reserves has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions and are only guaranteed for one year.

      The interest rate credited on fixed annuity contracts included in fixed deferred reserves for 1998 was 5.75%. The interest rate credited on the fixed rate option that is offered to certain variable annuity contractowners ranged from 5.25% to 5.50% during 1998. For the fixed rate option currently issued, the issue and renewal interest rates credited vary from month to month and ranged from 5.00% to 5.40% in 1998. For single premium deferred annuities the rates ranged from 5.00% to 6.00% in 1998. Fixed immediate reserves are a liability within the general account for those annuitants that have elected a fixed annuity payout option. The immediate contract reserve is computed using the 1971 IAM Table and the 1983 IAM Table and a 4% discount rate.

      The loan collateral fund reserve is the cash value of loaned variable life policyowner account values. The reserve is credited with interest at 4% per annum for single premium variable life policyowners, 6.5% for annual pay variable life and group universal life policyowners and 7% for other variable life policyowners.

      Non-admitted Assets: Certain assets designated as "non-admitted assets" in accordance with rules and regulations of the Department of Insurance of the State of Delaware are charged directly to unassigned surplus. At December 31, 1998 and 1997 non-admitted assets consisted of agents' balances and miscellaneous receivables in the amounts of $24,493 and $82,380, respectively.

      Acquisition Costs: Commissions and other costs incurred in acquiring new business are charged to operations as incurred.

      Premiums and Other Revenues: Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to/from separate accounts are included in the expenses.

      Revenue also includes service fees from the separate accounts consisting of mortality and expense charges, annual administration fees, charges for the cost of term insurance related to variable life policies and penalties for early withdrawals. Services fees were not charged on separate account assets of $239,935,035 and $162,522,811 at December 31, 1998 and 1997, respectively, which represent investments in The Guardian's employee benefit plans.

      Federal Income Taxes: The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes. The taxable portion of unrealized appreciation of the Company's separate account investments is included in operations for 1997 and 1996.

      Other: Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the 1998 presentation.

NOTE 3 -- FEDERAL INCOME TAXES

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      A reconciliation of federal income tax expense, based on the prevailing corporate income tax rate of 35% for 1998, 1997 and 1996 to the federal income tax expense reflected in the accompanying financial statements is as follows:

                                                             For the years ended December 31,
                                                      --------------------------------------------
                                                              1998            1997            1996
                                                      ------------    ------------    ------------
Income tax at prevailing corporate income tax rates
   applied to pretax statutory income .............   $ 19,205,980    $ 13,873,514    $  8,270,274
Add (deduct) tax effect of:
   Adjustment for annuity and other reserves ......       (669,996)       (291,470)     (1,478,476)
   DAC Tax ........................................      1,179,820       1,712,811         867,731
   Dividend from subsidiary .......................     (4,900,000)     (3,500,000)     (3,325,000)
   Other -- net ...................................       (310,282)        278,645        (393,069)
                                                      ------------    ------------    ------------
Federal income taxes ..............................   $ 14,505,522    $ 12,073,500    $  3,941,460
                                                      ============    ============    ============

      The provision for federal income taxes includes deferred taxes in 1998, 1997 and 1996 of $140,153, $181,145 and $353,051, respectively, applicable to the difference between the tax basis and the financial statement basis of recording investment income relating to accrued market discount.

NOTE 4 -- INVESTMENTS

      The major categories of net investment income are summarized as follows:

                                        For the years ended December 31,
                                    ---------------------------------------
                                           1998          1997          1996
                                    -----------   -----------   -----------
Fixed maturities ................   $33,923,167   $31,806,228   $28,234,145
Affiliated money market funds ...       376,734       524,277       121,733
Subsidiary ......................    14,000,000    10,000,000     9,500,000
Policy loans ....................     3,489,135     3,386,194     3,089,114
Short-term investments ..........     2,320,305     2,280,599     1,204,805
Joint venture dividend ..........     1,254,010     1,047,525       623,160
Other ...........................        58,069        59,779        55,301
                                    -----------   -----------   -----------
                                     55,421,420    49,104,602    42,828,258
Less: Investment expenses .......     1,185,948     1,110,848       461,356
                                    -----------   -----------   -----------
Net investment income ...........   $54,235,472   $47,993,754   $42,366,902
                                    ===========   ===========   ===========

      Gross realized gains and losses, less applicable federal income taxes and transfer to IMR, are summarized as follows:

                                                         For the years ended December 31,
                                                    -----------------------------------------
                                                           1998           1997           1996
                                                    -----------    -----------    -----------
Realized gains from dispositions:
   U.S. Government bonds ........................   $ 1,195,870    $   722,440    $ 1,014,811
   Corporate debt securities ....................       997,008        413,022      1,014,562
   Common stocks ................................            --            174             --
   Seed investment redeemed .....................            --             --             --
   Foreign exchange .............................        13,301          2,791         11,599
Realized losses from dispositions:
   U.S. Government bonds ........................        65,414        744,168        181,025
   Corporate debt securities ....................        39,431        399,618        617,325
   Foreign exchange .............................        10,413          5,773             --
   Short term investments .......................            --          1,218            191
                                                    -----------    -----------    -----------
   Net realized capital gains (losses) ..........     2,090,921        (12,350)     1,242,431
                                                    -----------    -----------    -----------
Federal income tax expense (benefit):
   Current ......................................       889,995       (269,216)       829,609
   Deferred .....................................      (248,651)      (209,059)      (394,759)
                                                    -----------    -----------    -----------
   Total federal income tax expense (benefit) ...       641,344       (478,275)       434,850
                                                    -----------    -----------    -----------
Transfer to IMR .................................     1,357,222         (6,202)       800,041
                                                    -----------    -----------    -----------
Net realized gains (losses) .....................   $    92,355    $   472,127    $     7,540
                                                    ===========    ===========    ===========

      The market values of bonds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, fair value is estimated by management using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category at December 31, 1998 and 1997 are as follows:

                                                                     December 31, 1998
                                                ---------------------------------------------------------
                                                                      Gross          Gross      Estimated
                                                                 Unrealized     Unrealized         Market
                                                        Cost          Gains         Losses          Value
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .............................   $ 28,358,300   $  1,523,421   $     16,958   $ 29,864,763
Obligations of states and political
   subdivisions .............................     60,246,691      1,424,844          3,176     61,668,359
Debt securities issued by foreign
   governments ..............................      7,997,622         91,952         27,557      8,062,017
Corporate debt securities ...................    439,952,307     10,035,537      2,531,389    447,456,455
Common stock of subsidiary ..................      9,698,292      7,217,706             --     16,915,998
Affiliated mutual funds .....................     23,656,682      5,440,048             --     29,096,730
                                                ------------   ------------   ------------   ------------
                                                $569,909,894   $ 25,733,508   $  2,579,080   $593,064,322
                                                ============   ============   ============   ============

                                                                    December 31, 1997
                                                ---------------------------------------------------------
                                                                      Gross          Gross      Estimated
                                                                 Unrealized     Unrealized         Market
                                                        Cost          Gains         Losses          Value
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .............................   $ 65,358,213   $  1,550,649   $     16,198   $ 66,892,664
Obligations of states and political
   subdivisions .............................     71,909,687        795,387         41,850     72,663,224
Debt securities issued by foreign
   governments ..............................      7,062,711             --        115,745      6,946,966
Corporate debt securities ...................    340,417,221      6,143,061      1,010,829    345,549,453
Common stock of subsidiary ..................      9,398,292      2,674,851             --     12,073,143
Affiliated mutual funds .....................     23,279,949      7,271,237             --     30,551,186
                                                ------------   ------------   ------------   ------------
                                                $517,426,073   $ 18,435,185   $  1,184,622   $534,676,636
                                                ============   ============   ============   ============

      The amortized cost and estimated market value of debt securities at December 31, 1998 and 1997, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                             As of December 31, 1998
                                                           ---------------------------
                                                                             Estimated
                                                              Amortized         Market
                                                                   Cost          Value
                                                           ------------   ------------
Due in one year or less ................................   $ 45,493,721   $ 45,752,348
Due after one year through five years ..................    249,871,238    253,196,904
Due after five years through ten years .................    102,513,130    107,752,117
Due after ten years ....................................     67,626,976     68,332,574
                                                           ------------   ------------
                                                            465,505,065    475,033,943
Sinking fund bonds
      (including collateralized mortgage obligations) ..     71,049,855     72,017,651
                                                           ------------   ------------
                                                           $536,554,920   $547,051,594
                                                           ============   ============

                                                             As of December 31, 1998
                                                           ---------------------------
                                                                             Estimated
                                                              Amortized         Market
                                                                   Cost          Value
                                                           ------------   ------------
Due in one year or less ................................   $ 59,694,316   $ 59,737,770
Due after one year through five years ..................    234,805,896    236,867,373
Due after five years through ten years .................    103,002,869    106,604,446
Due after ten years ....................................     21,552,124     22,383,887
                                                           ------------   ------------
                                                            419,055,205    425,593,476
Sinking fund bonds
      (including collateralized mortgage obligations) ..     65,692,627     66,458,831
                                                           ------------   ------------
                                                           $484,747,832   $492,052,307
                                                           ============   ============

NOTE 5 -- REINSURANCE CEDED

      The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with affiliated companies and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves related to the reinsurance business and corresponding assets are held by the Company. Accordingly, policy reserves include $125,849,752 and $76,669,184 at December 31, 1998 and 1997, respectively, applicable to policies reinsured under modified coinsurance agreements. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                     For the years ended December 31,
                                               --------------------------------------------
                                                       1998            1997            1996
                                               ------------    ------------    ------------
Premiums and deposits ......................   $(65,505,954)   $(43,873,731)   $(83,250,212)
Net investment income ......................             --              --         (61,779)
Commission and expense allowances ..........     34,449,189       7,885,341      14,508,839
Reserve adjustments ........................     29,942,869      16,268,128      30,636,445
Other income ...............................      2,447,454       1,875,163         (25,000)
                                               ------------    ------------    ------------
  Revenues .................................      1,333,558     (17,845,099)    (38,191,707)

Policyholder benefits ......................     (7,606,157)    (10,975,075)    (26,873,945)
Increase in aggregate reserves .............        (35,020)     22,859,719      (5,658,260)
Reinsurance terminations ...................             --     (27,421,066)    (15,470,015)
General expenses and other taxes ...........       (337,215)        (40,452)        (81,667)
                                               ------------    ------------    ------------
  Deductions ...............................     (7,978,392)    (15,576,874)    (48,083,887)
                                               ------------    ------------    ------------
Net income (loss) from reinsurance ceded ...   $  9,311,950    $ (2,268,225)   $  9,892,180
                                               ============    ============    ============

NOTE 6 -- REINSURANCE ASSUMED

      The Company has entered into various coinsurance agreements with non-affiliated and affiliated companies. The Company assumes certain life and disability income policies.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                      For the years ended December 31,
                                                --------------------------------------------
                                                        1998            1997            1996
                                                ------------    ------------    ------------
Premiums and deposits .......................   $  1,336,343    $   (389,221)   $ 41,133,358
Net investment income .......................         45,349          45,288          94,657
Other income ................................             --         (62,752)        375,404
                                                ------------    ------------    ------------
  Revenues ..................................      1,381,692        (406,685)     41,603,419

Policyholder benefits .......................      3,022,842       3,967,619       8,076,053
Increase in aggregate reserves ..............     (1,387,716)    (31,677,857)     31,556,908
Reinsurance expenses ........................             --      27,603,602        (452,476)
Other expenses ..............................        382,249       1,885,300         551,319
                                                ------------    ------------    ------------
  Deductions ................................      2,017,375       1,778,664      39,731,804
                                                ------------    ------------    ------------
Net (loss) income from reinsurance assumed ..   $   (635,683)   $ (2,185,349)   $  1,871,615
                                                ============    ============    ============

NOTE 7 -- RELATED PARTY TRANSACTIONS

      Registered representatives of the Guardian Investor Services Corporation produce a major portion of the Company's business. During 1998, 1997 and 1996, premium and annuity considerations produced by GISC amounted to $554,895,420, $564,519,265 and $528,353,595, respectively. The related commissions paid to GISC amounted to $1,946,477, $1,979,926 and $1,851,468 for 1998, 1997 and 1996,
respectively.

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $83,611,701 in 1998, $60,009,449 in 1997 and $41,129,644 in 1996, and, in the
opinion of management, were considered appropriate for the services rendered.

      The company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware insurance law as an insurance company separate account. GIAC had contributed capital to GREA since it was established to provide for funds and to preserve liquidity. Effective December 19, 1997, GREA was liquidated and, as a result, $6,746,290 was returned to GIAC in the form of capital and there was a realized gain recorded of $969,045 included in the net gain from operations of separate accounts.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with GISC, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund. The investments as of December 31, 1998 and 1997 are as follows:

                                                                 1998             1997
                                                       --------------   --------------
The Guardian Park Avenue Fund .......................  $  511,588,454   $  371,662,107
The Guardian Stock Fund .............................   3,664,861,157    3,222,051,866
The Guardian Small Cap Stock Fund ...................     109,166,077       60,104,422
The Guardian Park Avenue Small Cap Fund .............      13,183,737               --
The Guardian Bond Fund ..............................     381,492,004      355,417,535
The Baillie Gifford International Fund ..............     526,434,528      442,651,457
The Baillie Gifford Emerging Markets Fund ...........      34,599,571       65,038,546
The Guardian Baillie Gifford International Fund .....       9,066,433        3,378,730
The Guardian Baillie Gifford Emerging Markets Fund ..         817,757               --
The Guardian Asset Allocation Fund ..................      39,803,636       14,910,420
The Guardian Investment Quality Bond Fund ...........       9,350,331        1,546,854
The Guardian Cash Management Fund ...................      57,953,144       22,250,501
The Guardian Cash Fund ..............................     419,482,654      368,122,449
                                                       --------------   --------------
                                                       $5,777,799,483   $4,927,134,887
                                                       ==============   ==============

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company maintains an investment in an affiliated money market mutual fund, The Guardian Cash Management Fund. At December 31, 1998 and 1997 this amounted to $3,025,669 and $2,888,149, respectively. The Company also maintains an investment in an affiliated small cap stock mutual fund, The Guardian Small Cap Stock Fund. At December 31, 1998 and 1997 this amounted to $26,071,061 and $27,663,037, respectively.

NOTE 8 -- SEPARATE ACCOUNTS

      The following represents a reconciliation of net transfers from GIAC to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

                                                                     For the years ended December 31,
                                                          -----------------------------------------------------
                                                                     1998               1997               1996
                                                          ---------------    ---------------    ---------------
Transfers to separate accounts ........................   $ 1,358,239,902    $ 1,054,380,697    $   767,741,428
Transfers from separate accounts ......................    (1,168,640,854)      (782,891,638)      (518,683,141)
                                                          ---------------    ---------------    ---------------
  Net transfers to separate accounts ..................       189,599,048        271,489,059        249,058,287
                                                          ---------------    ---------------    ---------------
Reconciling Adjustments:
Mortality & expense guarantees -- variable annuity ....        85,937,882         70,027,514         53,219,656
Mortality & expense guarantees -- variable life .......         2,387,487          2,021,656          1,687,711
Administrative fees -- variable annuity ...............         4,703,565          4,095,230          3,867,120
Cost of insurance -- variable life ....................        16,844,679         11,205,120          4,844,028
                                                          ---------------    ---------------    ---------------
  Total adjustments ...................................       109,873,613         87,349,520         63,618,515
                                                          ---------------    ---------------    ---------------
Transfers as reported in the Statement of
  Operations of GIAC ..................................   $   299,472,661    $   358,838,579    $   312,676,802
                                                          ===============    ===============    ===============

NOTE 9 -- ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

      The following describes withdrawal characteristics of annuity actuarial reserves and deposit liabilities:

                                        For the Year Ending 1998    For the Year Ending 1997
                                        ------------------------    ------------------------
                                                Amount        %            Amount        %
                                          ------------   ------      ------------   ------
Subject to discretionary withdrawal
  with market value adjustment .......    $ 52,174,391    10.91%     $ 46,276,766    10.19%
                                          ------------   ------      ------------   ------
  total with adjustment or at
    market value .....................      52,174,391    10.91        46,276,766    10.19
  at book value without adjustment
    (minimal or no charge or
    adjustment) ......................     312,963,860    65.44       313,725,462    69.05
Not subject to discretionary
  withdrawal .........................     113,088,817    23.65        94,338,339    20.76
                                          ------------   ------      ------------   ------
Total (gross) ........................     478,227,068   100.00       454,340,567   100.00
Reinsurance ceded ....................              --       --                --       --
                                          ------------   ------      ------------   ------
Total ................................    $478,227,068   100.00%     $454,340,567   100.00%
                                          ============   ======      ============   ======

      This does not include $8,132,854,608 and $6,647,606,347 of non-guaranteed annuity reserves held in separate accounts, and $2,618,241 and $3,572,284 at December 31, 1998 and 1997, respectively, in annuity reserves being held as a loan collateral fund for loans on certain annuity contracts.

NOTE 10 -- STATUTORY FINANCIAL INFORMATION

      The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income:

                                                          For the years ended December 31,
                                                   --------------------------------------------
                                                           1998            1997            1996
                                                   ------------    ------------    ------------
Statutory net income ...........................   $ 40,461,030    $ 28,037,239    $ 19,695,432
Adjustments to restate to the basis of GAAP:
  Net income of subsidiaries ...................      4,542,855       4,326,500         142,201
  Change in deferred policy acquisition costs ..     43,181,782      41,883,919      42,525,493
  Deferred premiums ............................     (1,497,411)     (5,542,795)      3,238,115
  Re-estimation of future policy benefits ......     (9,649,126)     (3,353,249)     26,953,558
  Reinsurance ..................................      4,088,420      12,372,471     (36,353,822)
  Deferred federal income tax expense ..........    (11,950,565)    (16,212,244)    (13,074,280)
  Elimination of interest maintenance reserve ..       (266,599)       (111,783)       (333,219)
  Other, net ...................................        427,287         201,840      (2,444,872)
                                                   ------------    ------------    ------------
Consolidated GAAP net income ...................   $ 69,337,673    $ 61,601,898    $ 40,348,606
                                                   ============    ============    ============

      The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder's equity:

                                                             For the years ended December 31,
                                                     -----------------------------------------------
                                                              1998             1997             1996
                                                     -------------    -------------    -------------
Statutory capital and surplus ....................   $ 227,387,038    $ 182,704,232    $ 153,780,908
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs .............     313,617,745      267,369,685      221,475,216
   Elimination of asset valuation reserve ........      29,566,970       26,305,528       15,121,269
   Re-estimation of future policy benefits .......      46,905,628       41,283,947       31,167,840
   Establishment of deferred federal income tax ..     (98,820,880)     (84,703,745)     (65,164,526)
   Unrealized gains on investments ...............      11,711,227        7,852,564        2,313,203
   Other liabilities .............................     (48,126,550)     (33,486,652)     (32,389,767)
   Deferred premiums .............................      (7,848,934)      (7,024,891)      (1,482,096)
   Other, net ....................................      (5,026,655)      (3,468,519)      (2,215,098)
                                                     -------------    -------------    -------------
     Consolidated GAAP stockholder's equity ......   $ 469,365,589    $ 396,832,149    $ 322,606,949
                                                     =============    =============    =============

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a) The following financial statements have been incorporated by reference or are included in Part B:

          (1) The Guardian Separate Account E (incorporated by reference into Part B):
               Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the Year Ended December 31, 1998 Statements of Changes in Net Assets for the Two Years Ended December 31, 1998 and 1997
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc. (included in Part
               B):
               Statutory Basis Balance Sheets as of December 31, 1998 and 1997 Statutory Basis Statements of Operations for the Three Years Ended December 31, 1998, 1997 and 1996
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 1998, 1997 and 1996 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 1998, 1997 and 1996

               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account E(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(2)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(2)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(1)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(2)
              9                 Opinion and Consent of Counsel(1)
              10                (a)  Consent of PricewaterhouseCoopers LLP
              11                Not Applicable
              12                Not Applicable
              13                (a) Powers of Attorney executed by a
                                      majority of the Board of Directors and
                                      certain principal officers of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(1)
                                (c) Schedule for Computation of Performance
                                      Quotations(2)


-------------------
(1) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.

(2) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

Item 25.          Directors and Officers of the Depositor


      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.


              Name                      Positions with GIAC
              ----                      -------------------


              Joseph D. Sargent         President, Chief Executive Officer
                                        & Director
              John M. Smith             Executive Vice President & Director
              Edward K. Kane            Executive Vice President & Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Philip H. Dutter          Director
              Arthur V. Ferrara         Director
              Leo R. Futia              Director
              Peter L. Hutchings        Director
              William C. Warren         Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Thomas G. Sorell          Vice President
              Howard G. Most            Vice President
              Robert J. Crimmins        Vice President
              Eileen C. McDonnell       Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Joseph A. Caruso          Vice President & Secretary
              Earl Harry                Treasurer
              Ann T. Kearny             Second Vice President
              Alexander M. Grant, Jr.   Second Vice President
              Paul Iannelli             Second Vice President
              Peggy L. Coppola          Second Vice President

Item 26.          Persons Controlled by or under Common Control with Registrant

         The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of February 28, 1999:

                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
Guardian Asset Management                 Delaware                    100%
  Corporation
Guardian Reinsurance Services, Inc.       Connecticut                 100%

Park Avenue Life Insurance Company        Delaware                    100%

Managed Dental Care, Inc.                 California                  100%
Private Healthcare Systems, Inc.          Delaware                     48%

The Guardian Tax-Exempt Bond Fund         Massachusetts                89%
The Guardian Baillie Gifford              Massachusetts                22%
  International Fund
The Guardian Investment Quality           Massachusetts                34%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts                11%
Baillie Gifford Emerging Markets Fund     Maryland                     33%
Baillie Gifford International Fund        Maryland                     24%
The Guardian Park Avenue Small Cap Fund   Massachusetts                19%
The Guardian Baillie Gifford              Massachusetts                76%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                91%
The Guardian Small Cap Stock Fund         Maryland                     33%

         The following list sets forth the persons directly controlled by GIAC or other affiliates of Guardian Life and, thus, indirectly controlled by Guardian Life, as of February 28, 1999:

                                                                 Approximate
                                                            Percentage of Voting
                                           Place of           Securities Owned
                                        Incorporation         by Guardian Life
         Name                          or Organization           Affiliates
         ----                          ---------------       -------------------

Guardian Investor Services
  Corporation                              New York                 100%
Guardian Baillie Gifford Ltd.              Scotland                  51%
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Stock Fund, Inc.              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%
The Guardian Park Avenue Fund              Massachusetts             16%
Park Avenue Securities LLC                 Delaware                 100%

Item 27. Number of Contractowners

         Type of Contract                As of April 1, 1999
         ----------------                -------------------

         Non-Qualified ..............           4,126
         Qualified ..................          10,391

                 Total ..............          14,517

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Stock Fund, Inc.; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following nine series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and officer of GISC. The principal business address of each person is 201 Park Avenue South, New York, New York 10003.

                  Name                             Position(s) with GISC
                  ----                             ---------------------


                  John M. Smith                    President & Director
                  Arthur V. Ferrara                Director
                  Leo R. Futia                     Director
                  Peter L. Hutchings               Director
                  Philip H. Dutter                 Director
                  Joseph D. Sargent                Director
                  William C. Warren                Director
                  Frank J. Jones                   Director
                  Frank L. Pepe                    Vice President & Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Alexander M. Grant, Jr.          Second Vice President
                  Ann T. Kearny                    Second Vice President
                  Peggy L. Coppola                 Second Vice President

                  Name                            Position(s) with GISC
                  ----                            ---------------------

                  Joseph A. Caruso                Vice President & Secretary
                  Earl C. Harry                   Treasurer

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of June, 1999.


                                            The Guardian Separate Account E
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)

                                            By: /s/ John M. Smith
                                                --------------------------------
                                                John M. Smith
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Joseph D. Sargent*                      President, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe*                          Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ John M. Smith                           Executive Vice President
-----------------------------------           and Director
John M. Smith

/s/ Arthur V. Ferrara*                      Director
-----------------------------------
Arthur V. Ferrara

/s/ William C. Warren*                      Director
-----------------------------------
William C. Warren

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Leo R. Futia*                           Director
-----------------------------------
Leo R. Futia

/s/ Philip H. Dutter*                       Director
-----------------------------------
Philip H. Dutter

/s/ Peter L. Hutchings*                     Director
-----------------------------------
Peter L. Hutchings


By /s/ John M. Smith                        Date: June 29, 1999
   --------------------------------
           John M. Smith
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number            Description


10(a)             Consent of PricewaterhouseCoopers LLP